Equity - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Subscribed and fully paid share capital		$ 107,101,000,000
Shares par value		0
Capital reserve		1,067,000,000	$ 1,067,000,000
Shares held in treasury		$ 2,000,000
Percentage of legal reserve on net income		5.00%
Tax incentives reserve		$ 203,000,000
Equity profit retention reserve		4,294,000,000
Cumulative translation adjustment	[1]	(6,409,000,000)	(851,000,000)	$ 9,529,000,000
Actuarial gains (losses) on defined benefit pension plans		(3,249,000,000)	1,635,000,000	(4,238,000,000)
Foreign exchange rate variation loss		(8,950,000,000)	(543,000,000)	$ 10,779,000,000
Cumulative balance of foreign exchange variation losses		$ (94,785,000,000)	$ (81,422,000,000)		$ (81,442,000,000)
Minimum mandatory dividend percentage		25.00%
Dividend payable to shareholders		$ 1,005,000,000
Dividend payable to non-controlling shareholders		58,000,000
BR Distribuidora [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Dividend payable to non-controlling shareholders		37,000,000
Logigas [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Dividend payable to non-controlling shareholders		7,000,000
Gaspetro [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Dividend payable to non-controlling shareholders		1,109,000,000
Brazil member
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Tax incentives reserve		191,000,000
Tax incentives reserve reinvestments with own resources		29,000,000
Taxes year 2018 [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Tax incentives reserve		169,000,000
Taxes year 2014 to 2017 [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Tax incentives reserve		$ 34,000,000
Bottom of range [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Percentage of legal reserve on net income		0.50%
Top of range [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Percentage of legal reserve on net income		5.00%
Common and preferred shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Minimum mandatory dividend percentage		25.00%
Preference shares' dividend percentage on net book value		3.00%
Preference shares' dividend percentage on share capital		5.00%
Cumulative translation adjustment [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Foreign exchange rate variation loss		$ (3,719,000,000)
Cumulative balance of foreign exchange variation losses		(13,292,000,000)
Treasury shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Capital reserve		$ 2,000,000
Common Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares outstanding		7,442,454,142
Shares held in treasury		222,760
Minimum mandatory dividend percentage		25.00%
Dividend Distribution Proposed		$ 1,850,000,000
Adjusted income, net of withholding income tax rate		15.00%
Preference Shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares outstanding		5,602,042,788
Shares held in treasury		72,909
Percentage On Preferred Share Capital		5.00%

[1]	It includes a US$ 236 loss (a US$ 49 loss in 2017 and a US$ 413 gain in 2016), of cumulative translation adjustments in associates and joint ventures.